UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1193

Fidelity Magellan Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Magellan® Fund

June 30, 2017

MAG-QTLY-0817
1.803299.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 1.4%
Tesla, Inc. (a)	594,300	$214,905
Diversified Consumer Services - 1.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,372,700	96,762
Service Corp. International	2,647,132	88,547
		185,309
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	608,800	55,060
Marriott International, Inc. Class A	460,200	46,163
Papa John's International, Inc.	965,000	69,248
		170,471
Household Durables - 0.1%
Leggett & Platt, Inc.	387,800	20,371
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	407,400	394,363
JD.com, Inc. sponsored ADR (a)	75,900	2,977
Netflix, Inc. (a)	863,700	129,045
Priceline Group, Inc. (a)	132,700	248,218
		774,603
Media - 0.5%
Charter Communications, Inc. Class A (a)	115,200	38,805
Interpublic Group of Companies, Inc.	967,000	23,788
WME Entertainment Parent, LLC Class A (a)(b)(c)	7,417,027	16,762
		79,355
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	291,400	20,375
Specialty Retail - 1.5%
Foot Locker, Inc.	429,000	21,141
Home Depot, Inc.	1,257,700	192,931
Ross Stores, Inc.	437,300	25,245
		239,317
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	815,900	93,421

TOTAL CONSUMER DISCRETIONARY		1,798,127

CONSUMER STAPLES - 5.7%
Beverages - 3.8%
Anheuser-Busch InBev SA NV	351,260	38,796
Constellation Brands, Inc. Class A (sub. vtg.)	452,900	87,740
Molson Coors Brewing Co. Class B	1,068,800	92,280
Monster Beverage Corp. (a)	4,002,100	198,824
The Coca-Cola Co.	3,796,600	170,278
		587,918
Food Products - 0.8%
Mondelez International, Inc.	1,347,400	58,194
Post Holdings, Inc. (a)	959,400	74,497
		132,691
Personal Products - 1.1%
elf Beauty, Inc. (d)	1,469,300	39,980
Estee Lauder Companies, Inc. Class A	503,300	48,307
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,377,200	76,024
		164,311

TOTAL CONSUMER STAPLES		884,920

ENERGY - 6.8%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	2,121,400	115,638
National Oilwell Varco, Inc.	3,359,600	110,665
Oil States International, Inc. (a)	1,250,400	33,948
Schlumberger Ltd.	1,834,200	120,764
		381,015
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	2,982,000	135,204
Apache Corp.	2,455,900	117,711
Cimarex Energy Co.	474,600	44,617
ConocoPhillips Co.	3,820,800	167,962
Newfield Exploration Co. (a)	1,245,600	35,450
PDC Energy, Inc. (a)	622,900	26,853
Pioneer Natural Resources Co.	333,000	53,140
The Williams Companies, Inc.	3,316,800	100,433
		681,370

TOTAL ENERGY		1,062,385

FINANCIALS - 20.0%
Banks - 12.4%
Bank of America Corp.	21,943,600	532,352
Citigroup, Inc.	7,515,416	502,631
JPMorgan Chase & Co.	4,905,898	448,399
Regions Financial Corp.	3,753,100	54,945
U.S. Bancorp	2,668,259	138,536
Wells Fargo & Co.	4,908,855	272,000
		1,948,863
Capital Markets - 4.9%
BlackRock, Inc. Class A	193,600	81,779
Goldman Sachs Group, Inc.	1,031,200	228,823
Morgan Stanley	2,891,700	128,854
MSCI, Inc.	832,300	85,719
Northern Trust Corp.	1,882,200	182,969
PJT Partners, Inc.	161,145	6,481
The Blackstone Group LP	1,463,700	48,814
		763,439
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	1,931,466	327,132
Insurance - 0.6%
Chubb Ltd.	650,596	94,584

TOTAL FINANCIALS		3,134,018

HEALTH CARE - 12.7%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	620,100	75,448
Amgen, Inc.	2,913,287	501,755
Amicus Therapeutics, Inc. (a)	3,559,632	35,845
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Regeneron Pharmaceuticals, Inc.(a)	160,100	78,632
Vertex Pharmaceuticals, Inc. (a)	656,700	84,629
		776,309
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	3,887,600	107,764
Danaher Corp.	1,249,400	105,437
		213,201
Health Care Providers & Services - 2.8%
Cigna Corp.	482,700	80,799
UnitedHealth Group, Inc.	1,910,600	354,263
		435,062
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	3,243,400	192,366
Bruker Corp.	3,118,562	89,939
		282,305
Pharmaceuticals - 1.7%
Allergan PLC	525,561	127,759
Bristol-Myers Squibb Co.	1,943,200	108,275
Jazz Pharmaceuticals PLC (a)	246,940	38,399
		274,433

TOTAL HEALTH CARE		1,981,310

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.5%
General Dynamics Corp.	712,000	141,047
Huntington Ingalls Industries, Inc.	674,733	125,608
Northrop Grumman Corp.	1,120,700	287,695
		554,350
Airlines - 0.5%
Southwest Airlines Co.	1,160,500	72,113
Building Products - 0.3%
A.O. Smith Corp.	739,300	41,645
Construction & Engineering - 1.0%
Fluor Corp.	1,585,000	72,561
Jacobs Engineering Group, Inc.	1,497,100	81,427
		153,988
Electrical Equipment - 0.2%
Fortive Corp.	407,750	25,831
Machinery - 3.9%
Allison Transmission Holdings, Inc.	2,040,200	76,528
Caterpillar, Inc.	4,080,600	438,501
Flowserve Corp.	1,618,300	75,138
WABCO Holdings, Inc. (a)	139,300	17,762
		607,929
Professional Services - 1.0%
IHS Markit Ltd. (a)	3,590,400	158,121
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	1,265,200	38,753

TOTAL INDUSTRIALS		1,652,730

INFORMATION TECHNOLOGY - 28.4%
Electronic Equipment & Components - 0.2%
CDW Corp.	529,600	33,116
Internet Software & Services - 6.8%
Akamai Technologies, Inc. (a)	1,060,700	52,833
Alibaba Group Holding Ltd. sponsored ADR (a)	22,000	3,100
Alphabet, Inc.:
Class A (a)	326,016	303,091
Class C (a)	347,054	315,378
Facebook, Inc. Class A (a)	2,367,600	357,460
GoDaddy, Inc. (a)	474,400	20,124
MuleSoft, Inc. Class A	300	7
Nutanix, Inc. Class B (e)	462,283	9,315
Tencent Holdings Ltd.	86,800	3,114
		1,064,422
IT Services - 5.8%
Accenture PLC Class A	789,200	97,608
Cognizant Technology Solutions Corp. Class A	1,541,600	102,362
Global Payments, Inc.	1,868,000	168,718
MasterCard, Inc. Class A	1,076,500	130,741
PayPal Holdings, Inc. (a)	4,171,300	223,874
Visa, Inc. Class A	1,864,200	174,825
		898,128
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Ltd.	477,200	111,211
NVIDIA Corp.	1,270,500	183,663
Qualcomm, Inc.	2,640,400	145,803
		440,677
Software - 5.5%
Adobe Systems, Inc. (a)	1,047,500	148,158
Autodesk, Inc. (a)	1,617,500	163,076
DocuSign, Inc. (a)(c)	16,185	371
Electronic Arts, Inc. (a)	575,500	60,842
Oracle Corp.	5,305,400	266,013
Salesforce.com, Inc. (a)	1,512,175	130,954
Tanium, Inc. Class B (c)	415,800	2,064
Workday, Inc. Class A (a)	823,400	79,870
Xero Ltd. (a)	4	0
		851,348
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	7,964,313	1,147,025

TOTAL INFORMATION TECHNOLOGY		4,434,716

MATERIALS - 1.2%
Chemicals - 1.2%
CF Industries Holdings, Inc.	1,815,700	50,767
LyondellBasell Industries NV Class A	1,658,919	139,996
		190,763
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	960,561	127,101
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (b)(c)(f)	500,000	2,064
RREF CMBS AIV, LP (b)(c)(f)(g)	500,000	22,571
RREF Midtown Colony REIT, Inc. (b)(c)(f)(h)	500,000	0
		24,635

TOTAL REAL ESTATE		151,736

TOTAL COMMON STOCKS
(Cost $10,741,288)		15,290,705

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(c)	12,145,838	21,984
Series G, 8.00% (a)(c)	3,847,486	6,964
		28,948
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)	3,163,704	16,673

TOTAL CONSUMER DISCRETIONARY		45,621

INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	966,928	47,159
Software - 0.6%
Cloudflare, Inc. Series D 8.00% (a)(c)	571,642	3,904
DocuSign, Inc.:
Series B (a)(c)	7,510	172
Series B-1 (a)(c)	2,249	52
Series D (a)(c)	2,376,438	54,492
Series E (a)(c)	139,427	3,197
Malwarebytes Corp. Series B (a)(c)	3,373,494	39,234
		101,051

TOTAL INFORMATION TECHNOLOGY		148,210

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $92,533)		193,831
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.94% 9/21/17 (i)
(Cost $3,093)	3,100	3,093
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.10% (j)	174,376,627	$174,412
Fidelity Securities Lending Cash Central Fund 1.09% (j)(k)	30,479,948	30,483
TOTAL MONEY MARKET FUNDS
(Cost $204,885)		204,895
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $11,041,799)		15,692,524
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(65,200)
NET ASSETS - 100%		$15,627,324

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
664 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	80,374	$(307)

The face value of futures purchased as a percentage of Net Assets is .5%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $237,663,000 or 1.5% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,315,000 or 0.1% of net assets.

 (f) Affiliated company

 (g) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,093,000.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D 8.00%	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Tanium, Inc. Class B	4/21/17	$2,064
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$374
Fidelity Securities Lending Cash Central Fund	45
Total	$419

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$3,249	$--	$--	$424	$2,064
RREF CMBS AIV, LP	21,461	--	--	281	22,571
RREF Midtown Colony REIT, Inc.	--	--	--	--	--
Total	$24,710	$--	$--	$705	$24,635

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,843,748	$1,781,365	$--	$62,383
Consumer Staples	884,920	770,100	114,820	--
Energy	1,062,385	1,062,385	--	--
Financials	3,134,018	3,134,018	--	--
Health Care	1,981,310	1,981,310	--	--
Industrials	1,652,730	1,652,730	--	--
Information Technology	4,582,926	4,429,167	3,114	150,645
Materials	190,763	190,763	--	--
Real Estate	151,736	127,101	--	24,635
U.S. Government and Government Agency Obligations	3,093	--	3,093	--
Money Market Funds	204,895	204,895	--	--
Total Investments in Securities:	$15,692,524	$15,333,834	$121,027	$237,663
Derivative Instruments:
Liabilities
Futures Contracts	$(307)	$(307)	$--	$--
Total Liabilities	$(307)	$(307)	$--	$--
Total Derivative Instruments:	$(307)	$(307)	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$219,988
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	15,604
Cost of Purchases	2,071
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$237,663
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$15,604

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$237,663	Recovery value	Recovery value	0.0%	Increase
		Market comparable	Enterprise value/Gross Profit multiple (EV/GP)	14.1	Increase
			Enterprise value/Sales multiple (EV/S)	1.0 - 8.0 / 4.8	Increase
			Discount for Lack of Marketability	10.0% - 20.0% / 12.8%	Decrease
			Discount rate	2.3% - 7.5% / 5.9%	Decrease
			Premium rate	10.0%	Increase
		Market approach	Transaction price	$2.26 - $48.77 / $35.59	Increase
		Book value	Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $11,055,440,000. Net unrealized appreciation aggregated $4,637,084,000, of which $4,847,577,000 related to appreciated investment securities and $210,493,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017